UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             NCF Investment Department of New Covenant Trust Company, N.A.
Address:          200 East 12th Street
                  Jeffersonville, IN  47130


Form 13F File Number: 028-10338


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Anita Clemons
Title:
Phone:           (502) 569-5901


Signature, Place, and Date of Signing:

 /s/ Anita Clemons                        Jeffersonville, IN            8/11/08
-----------------------------           ------------------            ---------
[Signature]                                 [City, State]              [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

28-00096        Capital Guardian Trust Co.
28-03697        Sound Shore Management, Inc.
28-04557        Wellington Management Co.
28-05621        Santa Barbara Asset Management
28-05179        Mazama Capital Management, Inc.
28-00776        Wachovia Corp. New

Please see Forms 13F filed by each of these Institutional Investment Managers for their holdings as sub-investment advisers to the New Covenant Funds, a registered investment company for which the Reporting Manager serves as investment adviser.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      37
                                                  -----------------------

Form 13F Information Table Value Total:              $ 13,069 ($1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

            NCF Investment Department of New Covenant Trust Company, N.A.

                   Name of Reporting Manager
                  Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole    Shared   None

Accenture Ltd Bermuda         CL A      G1150G111      415         10,202      SH       SOLE                   10,202
Adobe Sys Inc                 COM       00724F101      306          7,757      SH       SOLE                    7,757
Aecom Technology
   Corp Delawa                COM       00766T100      425         13,055      SH       SOLE                   13,055
Aetna Inc New                 COM       00817Y108      336          8,297      SH       SOLE                    8,297
Alcoa Inc                     COM       013817101      311          8,740      SH       SOLE                    8,740
Allstate Corp                 COM       020002101      298          6,527      SH       SOLE                    6,527
Ameren Corp                   COM       023608102      239          5,660      SH       SOLE                    5,660
Anadarko Pete Corp            COM       032511107      462          6,176      SH       SOLE                    6,176
Apollo Group Inc              CL A      037604105      311          7,021      SH       SOLE                    7,021
Apple Inc                     COM       037833100      512          3,056      SH       SOLE                    3,056
Bank of New York
   Mellon Corp                COM       064058100      312          8,255      SH       SOLE                    8,255
Becton Dickinson & Co         COM       075887109      476          5,857      SH       SOLE                    5,857
Conocophillips                COM       20825C104      509          5,393      SH       SOLE                    5,393
Corning Inc                   COM       219350105      376         16,327      SH       SOLE                   16,327
Disney Walt Co                COM       254687106      309          9,902      SH       SOLE                    9,902
Dow Chem Co                   COM       260543103      292          8,361      SH       SOLE                    8,361
Franklin Res Inc              COM       354613101      272          2,967      SH       SOLE                    2,967
General Electric Co           COM       369604103      304         11,397      SH       SOLE                   11,397
Genzyme Corp                  COM       372917104      366          5,097      SH       SOLE                    5,097
Intercontinentalexchange
   Inc                        COM       45865V100      293          2,570      SH       SOLE                    2,570
Johnson & Johnson             COM       478160104      311          4,836      SH       SOLE                    4,836
Lowes Cos Inc                 COM       548661107      219         10,559      SH       SOLE                   10,559
Medco Health Solutions Inc    COM       58405U102      201          4,265      SH       SOLE                    4,265
Metlife Inc                   COM       59156R108      276          5,227      SH       SOLE                    5,227
Microsoft Corp                COM       594918104      280         10,192      SH       SOLE                   10,192
Nabors Industries Ltd         SHS       G6359F103      428          8,698      SH       SOLE                    8,698
Oracle Corp                   COM       68389X105      357         17,005      SH       SOLE                   17,005
Parker Hannifin Corp          COM       701094104      299          4,197      SH       SOLE                    4,197
Procter & Gamble Co           COM       742718109      364          5,986      SH       SOLE                    5,986
Qualcomm Inc                  COM       747525103      322          7,247      SH       SOLE                    7,247
St Jude Med Inc               COM       790849103      300          7,345      SH       SOLE                    7,345
Texas Instrs Inc              COM       882508104      308         10,904      SH       SOLE                   10,904
Verizon Communications        COM       92343V104      434         12,271      SH       SOLE                   12,271
Walgreen Co                   COM       931422109      256          7,888      SH       SOLE                    7,888
Weatherford International Lt  COM       G95089101      708         14,280      SH       SOLE                   14,280
Wyeth                         COM       983024100      315          6,573      SH       SOLE                    6,573
Xcel Energy Inc               COM       98389B100      253         12,586      SH       SOLE                   12,586
Zimmer Hldgs Inc              COM       98956P102      314          4,619      SH       SOLE                    4,619